Financial instruments with preferred rights (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments with preferred rights
Summary of movements of financial instruments with preferred rights

RMB’000
Year ended December 31, 2020
At January 1, 2020	2,106,334
Issuance (Note 24(i))	70,026
Changes in fair value recognized in profit or loss	2,823,370
Changes in fair value due to own credit risk recognized in OCI	72
Conversion into ordinary shares upon IPO	(4,999,811)
Others	9
At December 31, 2020, 2021 and 2022	—